Significant Accounting Policies - Schedule of Denominator of Basic and Dilutive Earnings Per Share (Details) - Successor [Member]	1 Months Ended
Mar. 31, 2018 shares
Weighted average outstanding common shares	8,471,608
Weighted average shares held in escrow	(142,857)
Weighted average prefunded warrants	1,339,499
Weighted shares outstanding - basic	9,668,250